Financial risk management - Summary of sensitivity of life insurance contracts and reinsurance contracts (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance risk [member] | Mortality/morbidity rate [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ (13,198)	S/ (14,085)
Impact on income/CSM before taxes, net of reinsurance, Increase	(12,808)	(13,955)
Impact on net equity, gross of reinsurance, Increase	(5,827)	(4,767)
Impact on net equity of reinsurance, Increase	S/ (5,264)	(4,952)
Change in assumptions, Decrease	(10.00%)
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ 13,048	14,494
Impact on income/CSM before taxes, net of reinsurance, Decrease	12,642	14,021
Impact on net equity, gross of reinsurance, Decrease	6,062	4,995
Impact on net equity of reinsurance, Decrease	S/ 5,488	4,851
Insurance risk [member] | Longevity [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ (210,185)	(197,945)
Impact on income/CSM before taxes, net of reinsurance, Increase	(210,185)	(197,945)
Impact on net equity, gross of reinsurance, Increase	(172,323)	(130,110)
Impact on net equity of reinsurance, Increase	S/ (172,323)	(130,110)
Change in assumptions, Decrease	(10.00%)
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ 147,670	146,826
Impact on income/CSM before taxes, net of reinsurance, Decrease	147,670	146,826
Impact on net equity, gross of reinsurance, Decrease	114,215	86,496
Impact on net equity of reinsurance, Decrease	S/ 114,215	86,496
Insurance risk [member] | Expenses [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ (32,980)	(37,627)
Impact on income/CSM before taxes, net of reinsurance, Increase	(32,985)	(37,740)
Impact on net equity, gross of reinsurance, Increase	(28,421)	(29,039)
Impact on net equity of reinsurance, Increase	S/ (28,426)	(29,152)
Change in assumptions, Decrease	(10.00%)
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ 32,960	37,611
Impact on income/CSM before taxes, net of reinsurance, Decrease	33,006	37,658
Impact on net equity, gross of reinsurance, Decrease	28,407	29,024
Impact on net equity of reinsurance, Decrease	S/ 28,453	29,071
Insurance risk [member] | Expiration and abandonment rate [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ 11,877	13,773
Impact on income/CSM before taxes, net of reinsurance, Increase	11,699	14,232
Impact on net equity, gross of reinsurance, Increase	8,871	5,411
Impact on net equity of reinsurance, Increase	S/ 8,629	5,897
Change in assumptions, Decrease	(10.00%)
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ (12,787)	(14,856)
Impact on income/CSM before taxes, net of reinsurance, Decrease	(12,522)	(14,182)
Impact on net equity, gross of reinsurance, Decrease	(9,367)	(5,844)
Impact on net equity of reinsurance, Decrease	S/ (9,023)	(5,204)
Liquidity risk [member] | Mortality/morbidity rate [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ (24,696)	(24,079)
Impact on income/CSM before taxes, net of reinsurance, Increase	S/ (17,314)	(18,190)
Change in assumptions, Decrease	(10.00%)
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ 25,277	24,135
Impact on income/CSM before taxes, net of reinsurance, Decrease	S/ 18,034	18,787
Liquidity risk [member] | Longevity [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ (37,318)	(47,424)
Impact on income/CSM before taxes, net of reinsurance, Increase	S/ (37,318)	(47,424)
Change in assumptions, Decrease	(10.00%)
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ 77,609	76,554
Impact on income/CSM before taxes, net of reinsurance, Decrease	S/ 77,609	76,554
Liquidity risk [member] | Expenses [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ (20,613)	(17,552)
Impact on income/CSM before taxes, net of reinsurance, Increase	S/ (20,608)	(17,439)
Change in assumptions, Decrease	(10.00%)
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ 20,591	17,551
Impact on income/CSM before taxes, net of reinsurance, Decrease	S/ 20,544	17,504
Liquidity risk [member] | Expiration and abandonment rate [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ (1,562)	(1,726)
Impact on income/CSM before taxes, net of reinsurance, Increase	S/ (1,972)	(2,495)
Change in assumptions, Decrease	(10.00%)
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ 1,944	1,837
Impact on income/CSM before taxes, net of reinsurance, Decrease	S/ 2,375	S/ 1,524